Shareholders' Equity (Details) - Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model [Line Items]
Dividend rate	0.00%	0.00%
Minimum [Member]
Shareholders' Equity (Details) - Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model [Line Items]
Share price (in Dollars per share)	$ 1.93	$ 1.93
Exercise price (in Dollars per share)	$ 0.48	$ 0.48
Risk free interest rate	0.52%	0.52%
Volatility	60.00%	60.00%
Expected life	3 years	3 years
Maximum [Member]
Shareholders' Equity (Details) - Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model [Line Items]
Share price (in Dollars per share)	$ 41.23	$ 41.23
Exercise price (in Dollars per share)	$ 165.8	$ 165.8
Risk free interest rate	1.33%	1.33%
Volatility	85.00%	85.00%
Expected life	20 years	20 years